FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of fair value of hierarchy for assets and liabilities

				Balance at
December 31, 2018	Level 1	Level 2	Level 3	Fair Value
	RMB	RMB	RMB	RMB
Assets
Available‑for‑sale investment	—	—	34,476	34,476
Total Assets	—	—	34,476	34,476

				Balance at
December 31, 2019	Level 1	Level 2	Level 3	Fair Value
	RMB	RMB	RMB	RMB
Assets
Available‑for‑sale investment	—	—	10,443	10,443
Total Assets	—	—	10,443	10,443

Schedule of significant unobservable inputs

		December 31, 2018
		Range of Inputs
Financial Instrument	Unobservable Input	Weighted‑Average
Available‑for‑sale investment	Discounted rates	6.61%
	Volatility of underlying	12.58%
	Cumulative redemption rate	12.00%
	Cumulative prepayment rates	6.00%